RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16.	RELATED PARTY TRANSACTIONS

Related parties include entities under common control and key management personnel, including directors. Parties are considered to be related if one party has the ability to control or exercise significant influence over the financial and operating decisions of the other party.

The Company entered into the following transactions with related parties during the years presented. Unless otherwise stated, outstanding balances are unsecured, interest-free and repayable on demand.

The following transactions took place between the Company and its related parties during the year:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Repayment of amount due to director	513,224	-	-
Directors’ fee	-	-	87,774
Directors’ CPF contribution	47,925	65,648	75,930
Directors’ Remuneration	1,547,698	1,863,168	3,377,458

Other than the transactions disclosed above, the Company had no other material related party transactions during the years presented.